Risk Management - Disclosure of movement in gross exposure for loan commitment and financial guarantees (Details) - Loan commitments and financial guarantee contracts - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Gross exposure
Loan commitments and financial guarantee contracts
Net transfers between stages	£ 0	£ 0
Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	8,228	12,170
Net transfers between stages	0	0
Business activity in the year	8,048	4,184
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,449)	(7,691)
Limit management and final repayments	(392)	(435)
Closing/Ending balance	11,435	8,228
Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	147,740	150,620
Net transfers between stages	0	0
Business activity in the year	31,610	19,323
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	91	(7,733)
Limit management and final repayments	(14,327)	(14,470)
Closing/Ending balance	165,114	147,740
Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	9,186	11,027
Business activity in the year	782	1,644
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	20	(1,842)
Limit management and final repayments	(1,107)	(1,643)
Closing/Ending balance	8,881	9,186
Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	234,154	231,002
Business activity in the year	52,270	57,117
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	8,680	3,859
Limit management and final repayments	(48,377)	(57,824)
Closing/Ending balance	246,727	234,154
Accumulated impairment
Loan commitments and financial guarantee contracts
Net transfers between stages	0	0
Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(113)	(133)
Net transfers between stages	0	0
Business activity in the year	(18)	(29)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	32	6
Limit management and final repayments	33	43
Closing/Ending balance	(66)	(113)
Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(8)	(5)
Business activity in the year	(2)	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	4	(3)
Limit management and final repayments	0	0
Closing/Ending balance	(6)	(8)
Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(383)	(445)
Business activity in the year	(64)	(72)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(17)	57
Limit management and final repayments	97	77
Closing/Ending balance	(367)	(383)
Stage 1 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	7,776	11,714
Net transfers between stages	(47)	(62)
Business activity in the year	8,048	4,184
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4,336)	(7,669)
Limit management and final repayments	(348)	(391)
Closing/Ending balance	11,093	7,776
Stage 1 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	144,791	144,957
Net transfers between stages	(1,940)	448
Business activity in the year	31,376	19,098
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2,148	(5,863)
Limit management and final repayments	(13,904)	(13,849)
Closing/Ending balance	162,471	144,791
Stage 1 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	8,607	10,427
Net transfers between stages	(9)	(171)
Business activity in the year	781	1,639
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	110	(1,690)
Limit management and final repayments	(1,073)	(1,598)
Closing/Ending balance	8,416	8,607
Stage 1 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	212,889	205,847
Net transfers between stages	1,241	2,416
Business activity in the year	50,411	54,807
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,109	3,556
Limit management and final repayments	(44,375)	(53,737)
Closing/Ending balance	230,275	212,889
Stage 1 | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Stage 1 | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(59)	(50)
Net transfers between stages	(30)	(61)
Business activity in the year	(13)	(16)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	36	59
Limit management and final repayments	13	9
Closing/Ending balance	(53)	(59)
Stage 1 | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(6)	(5)
Net transfers between stages	0	0
Business activity in the year	(2)	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2	(1)
Limit management and final repayments	0	0
Closing/Ending balance	(6)	(6)
Stage 1 | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(108)	(190)
Net transfers between stages	(29)	(23)
Business activity in the year	(33)	(27)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	39	106
Limit management and final repayments	26	26
Closing/Ending balance	(105)	(108)
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	448	450
Net transfers between stages	41	53
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(106)	(11)
Limit management and final repayments	(43)	(44)
Closing/Ending balance	340	448
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	2,807	5,435
Net transfers between stages	1,853	(538)
Business activity in the year	226	224
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,969)	(1,769)
Limit management and final repayments	(402)	(545)
Closing/Ending balance	2,515	2,807
Lifetime expected credit losses | Stage 2 | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	535	520
Net transfers between stages	(8)	140
Business activity in the year	1	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(77)	(93)
Limit management and final repayments	(11)	(33)
Closing/Ending balance	440	535
Lifetime expected credit losses | Stage 2 | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	20,418	24,289
Net transfers between stages	(1,555)	(2,423)
Business activity in the year	1,666	2,271
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(1,383)	97
Limit management and final repayments	(3,713)	(3,816)
Closing/Ending balance	15,433	20,418
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(54)	(83)
Net transfers between stages	30	61
Business activity in the year	(5)	(13)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(4)	(53)
Limit management and final repayments	20	34
Closing/Ending balance	(13)	(54)
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(2)	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	2	(2)
Limit management and final repayments	0	0
Closing/Ending balance	0	(2)
Lifetime expected credit losses | Stage 2 | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(231)	(232)
Net transfers between stages	32	23
Business activity in the year	(31)	(43)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(70)	(25)
Limit management and final repayments	63	46
Closing/Ending balance	(237)	(231)
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	4	6
Net transfers between stages	6	9
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(7)	(11)
Limit management and final repayments	(1)	0
Closing/Ending balance	2	4
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	142	228
Net transfers between stages	87	90
Business activity in the year	2	1
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(88)	(101)
Limit management and final repayments	(21)	(76)
Closing/Ending balance	122	142
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	44	80
Net transfers between stages	17	31
Business activity in the year	0	4
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(13)	(59)
Limit management and final repayments	(23)	(12)
Closing/Ending balance	25	44
Lifetime expected credit losses | Stage 3 excluding POCI | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	847	866
Net transfers between stages	314	7
Business activity in the year	193	39
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(46)	206
Limit management and final repayments	(289)	(271)
Closing/Ending balance	1,019	847
Lifetime expected credit losses | Stage 3 excluding POCI | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 excluding POCI | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 excluding POCI | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 excluding POCI | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	(44)	(23)
Net transfers between stages	(3)	0
Business activity in the year	0	(2)
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	14	(24)
Limit management and final repayments	8	5
Closing/Ending balance	(25)	(44)
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	6	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	6	0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Gross exposure | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Accumulated impairment | Retail mortgages
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Accumulated impairment | Retail credit cards
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Accumulated impairment | Retail other
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	0	0
Lifetime expected credit losses | Stage 3 POCI | Accumulated impairment | Corporate loans
Loan commitments and financial guarantee contracts
Opening/Beginning balance	0	0
Net transfers between stages	0	0
Business activity in the year	0	0
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	0	0
Limit management and final repayments	0	0
Closing/Ending balance	£ 0	£ 0